Organization and Basis of Presentation Textual (Details)	0 Months Ended
	Jan. 27, 2011	May 02, 2012 EverBank Florida [Member] Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Conversion of shares		77,994,699
Series B Preferred Stock converted to common stock		15,964,644
Stockholders' Equity Note, Stock Split, Conversion Ratio	15